Cash, cash equivalents, short-term investments and non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

(in thousands of euro)	June 30, 2022	December 31, 2021

Cash and cash equivalents	102,949	103,756
Short-term investments	20,401	16,080
Cash, cash equivalents and short-term investments	123,350	119,836
Non-current financial assets	34,806	39,878
Cash, cash equivalents and financial assets	158,156	159,714

Disclosure of reconciliation of changes in short-term investments and non-current financial assets
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2021 and 2022 are the following:

(in thousands of euro)	December 31, 2021	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2022
Short-term investments	16,080	2,935	—	53	—	1,333	20,401
Non-current financial assets	39,878	—	(2,935)	(2,308)	172	—	34,806
Total	55,958	2,935	(2,935)	(2,255)	172	1,333	55,207

(in thousands of euro)	December 31, 2020	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2021
Short-term investments	14,845	—	—	53	—	443	15,341
Non-current financial assets	38,934	—	—	978	170	—	40,083
Total	53,779	—	—	1,031	170	443	55,424
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.